Related Parties Transactions And Balances	12 Months Ended
Dec. 31, 2011
Related Parties Transactions And Balances [Abstract]
Related Parties Transactions And Balances
Note 26 -        RELATED PARTIES TRANSACTIONS AND BALANCES

Transactions:	Year ended December 31,
	2011	2010	2009
Income -
Sales to affiliated companies (*)	$20,256	$33,124	$39,929
Participation in expenses	$3,923	$3,955	$4,217

Cost and expenses -
Supplies from affiliated companies (**)	$44,840	$57,339	$64,058

Balances:	December 31,
	2011	2010
Trade receivables and other receivables (*)	$21,696	$20,970
Trade payables (**)	$17,767	$30,955

The purchases from related parties are made at arm's length. The sales to the Company's related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by VSI.
(**)	Includes electro-optics components and sensors, purchased by the Company from SCD, and electro-optics products, purchased by the Company, from Opgal.